UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/12

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                                    DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Important Tax Information
37	Proxy Results
38	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real Estate
Securities Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Real Estate Securities Fund, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns.While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Peter Zabierek and Dean Frankel, Portfolio Managers, Urdang Securities Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 26.50%, Class C shares returned 25.61% and Class I shares returned 26.92%.1 In comparison, the FTSE EPRA/NAREIT Developed Index, the fund’s benchmark, achieved a total return of 28.65% for the same period.2

Despite periodic bouts of heightened volatility, stocks generally advanced during 2012 as global and domestic economic conditions improved. Real estate-related stocks produced higher returns, on average, than broader market indices.The fund underperformed its benchmark, mainly due to a modest cash position in a rallying market. Foreign tax withholding also weighed on relative performance.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its assets in publicly traded companies principally engaged in the real estate sector.The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States, and to invest in at least 10 different countries.The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Improving Economic Conditions Fueled Real Estate Gains

Several positive macroeconomic developments drove most stock market sectors, including real estate investment trusts (REITs), higher during 2012. In the first quarter of the year, corporate earnings reports strengthened, domestic employment increased, a quantitative easing program in Europe forestalled a more severe regional banking crisis, and inflation-fighting efforts in China appeared to be effective. However, investor sentiment turned cautious during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered political resistance in some countries.

Stocks rebounded over the summer amid more encouraging economic news, including a resumption of declines in the U.S. unemployment rate.The market lost ground again in November when concerns in the United States mounted over automatic tax hikes and spending cuts scheduled for the start of 2013. Nevertheless, continued corporate earnings strength and improving economic fundamentals enabled global stocks to resume their rally, and most equity indices ended the year with double-digit gains.

Real estate markets throughout the world rebounded in 2012, as investors rewarded companies for deleveraging their balance sheets and raising their dividends. Consequently, global REITs outpaced most broad market averages during the year, led by robust gains in Japan, Singapore, Hong Kong and Australia.The emerging markets also saw strong results, particularly in China,Thailand and India. In the United States, smaller REITs fared somewhat better than their large-cap counterparts.

Cash Reserves Hindered Fund Results

Although the fund participated to a significant degree in the benchmark’s gains, its relative performance was undermined by a modest cash position, which we maintain to manage asset flows resulting from new investments and redemptions.The fund’s cash position effectively prevented the fund from participating more fully in the benchmark’s gains during market rallies.

To a lesser extent, the fund was undermined by slightly underweighted exposure to the Hong Kong and Japanese markets. In Hong Kong, the fund did not participate fully in gains posted by New World Development and encountered unfortunate timing in the purchase of Henderson Land Development. In Europe, Germany’s Alstria Office REIT lagged when investors favored residential REITs over those focusing on offices. Netherlands-basedVastNed Retail suffered from its exposure to the troubled Spanish and Dutch markets.

The fund achieved better relative results through underweighted positions in Canada and the United States. Our security selection strategy proved especially effective in Canada, where senior housing provider Chartwell Retirement Residences and multifamily residential specialist Boardwalk REIT gained substantial value. In Australia, the fund benefited from relatively light exposure to diversified real estate developer Stockland, which struggled with an ineffective business strategy and management turnover.

REITs May Be Poised for Additional Gains

Aggressively accommodative monetary policies among the world’s central banks and expectations of continued global economic improvement underlie a generally optimistic outlook for global REITs in 2013. Income-oriented investors seeking higher yields in a low interest rate environment increasingly are turning to REITs with generous and sustainable dividend distribution rates. Meanwhile, valuations generally have remained reasonable, and funding costs currently are low.

In light of these factors, we have increased the fund’s exposure to Asian markets, including Japan. We also have become more comfortable in Europe, where some REITs were punished more than their underlying fundamentals warranted, in our view. Conversely, we have reduced the fund’s exposure to Canada, where economic growth is relatively slow and valuations are rich.

January 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
1 Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures for Class A and C shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2013, at which time it may be extended, terminated or modified.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts
(NAREIT) Developed Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for this share class.

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus
Global Real Estate Securities Fund on 12/29/06 (inception date) to a $10,000 investment made in the FTSE
EPRA/NAREIT Developed Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged market-capitalization weighted index designed to measure the performance of exchange-listed real estate companies and REITs worldwide.
Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/12

	Inception				From
	Date	1	Year	5 Years	Inception
Class A shares
with maximum sales charge (5.75%)	12/29/06	19.18%		0.26%	–1.17%
without sales charge	12/29/06	26.50%		1.45%	–0.19%
Class C shares
with applicable redemption charge †	9/13/08	24.61%		0.90%††	–0.64%††
without redemption	9/13/08	25.61%		0.90%††	–0.64%††
Class I shares	12/29/06	26.92%		1.88%	0.19%
FTSE EPRA/NAREIT
Developed Index	12/31/06	28.65%		1.07%	–0.32%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for this share class.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.47	$11.42	$5.67
Ending value (after expenses)	$1,106.50	$1,104.20	$1,108.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.
You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison.
Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.15	$10.94	$5.43
Ending value (after expenses)	$1,018.05	$1,014.28	$1,019.76

  Expenses are equal to the fund’s annualized expense ratio of 1.41% for Class A, 2.16% for Class C and 1.07% for Class I, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—98.8%	Shares		Value ($)
Australia—8.5%
Charter Hall Retail REIT	364,320		1,428,646
Commonwealth Property Office Fund	3,723,110		3,980,492
Goodman Group	498,540		2,268,059
Mirvac Group	5,240,470		8,166,431
Stockland	374,540		1,380,856
Westfield Group	1,358,250		14,987,508
Westfield Retail Trust	2,464,780		7,757,414
			39,969,406
Brazil—.2%
Iguatemi Empresa de Shopping Centers	77,800		1,038,503
Canada—5.0%
Allied Properties Real Estate Investment Trust	27,280	[a]	905,036
Allied Properties Real Estate Investment Trust	48,130		1,596,753
Boardwalk Real Estate Investment Trust	49,550		3,214,498
Brookfield Office Properties	241,940		4,125,166
Calloway Real Estate Investment Trust	151,140		4,398,817
Canadian Apartment Properties REIT	124,600		3,119,071
Chartwell Seniors Housing
Real Estate Investment Trust	6,040	[a]	66,004
Chartwell Seniors Housing
Real Estate Investment Trust	189,830		2,074,447
Dundee Real Estate Investment Trust	61,840		2,327,004
First Capital Realty	102,340		1,936,301
			23,763,097
France—3.5%
ICADE	11,710		1,050,506
Klepierre	26,320		1,060,857
Unibail-Rodamco	58,660		14,360,424
			16,471,787
Germany—1.7%
Alstria Office REIT	394,800		4,833,554
Deutsche Wohnen	61,920		1,143,484
TAG Immobilien	178,150		2,238,849
			8,215,887

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong—11.3%
China Overseas Land & Investment	596,000		1,805,383
Country Garden Holdings	9,213,000	[b]	4,930,278
Hang Lung Properties	1,127,000		4,518,713
Henderson Land Development	1,158,000		8,248,975
Hongkong Land Holdings	1,363,000		9,585,725
Kerry Properties	946,500		4,943,672
Link REIT	532,628		2,663,904
Sun Hung Kai Properties	952,656		14,378,603
Wharf Holdings	299,000		2,365,790
			53,441,043
Japan—10.6%
AEON Mall	68,800		1,681,665
GLP J-REIT	3,394		2,593,442
Japan Real Estate Investment	353		3,462,498
Japan Retail Fund Investment	1,468		2,692,722
Mitsubishi Estate	530,000		12,670,344
Mitsui Fudosan	498,000		12,166,679
Nippon Building Fund	571		5,887,224
Nomura Real Estate Holdings	53,700		1,024,445
ORIX JREIT	312		1,532,870
Sumitomo Realty & Development	193,000		6,412,869
			50,124,758
Netherlands—.2%
VastNed Retail	23,294		1,011,510
Norway—.5%
Norwegian Property	1,656,660		2,551,901
Singapore—5.5%
Ascendas Real Estate Investment Trust	1,058,000		2,072,728
CapitaCommercial Trust	2,795,000		3,863,621
CapitaMalls Asia	2,609,000		4,196,580
CDL Hospitality Trusts	1,375,000		2,125,128

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
City Developments	447,000		4,767,912
Fortune Real Estate Investment Trust	2,227,000		1,841,330
Global Logistic Properties	1,981,000		4,555,034
Mapletree Industrial Trust	885,000		988,983
Overseas Union Enterprise	620,000		1,419,837
			25,831,153
Sweden—1.3%
Castellum	81,440		1,157,832
Wihlborgs Fastigheter	319,590		5,021,459
			6,179,291
Switzerland—1.3%
Mobimo Holdings	2,904	[b]	695,756
PSP Swiss Property	55,050	[b]	5,224,454
			5,920,210
United Kingdom—5.7%
British Land	631,370		5,869,735
Capital & Counties Properties	1,594,520		6,284,104
Land Securities Group	556,490		7,523,674
London & Stamford Property	1,822,142		3,221,894
Safestore Holdings	537,940		947,058
Unite Group	641,956		2,885,991
			26,732,456
United States—43.5%
American Campus Communities	73,430		3,387,326
AvalonBay Communities	42,445		5,755,118
Boston Properties	81,720		8,646,793
BRE Properties	46,100		2,343,263
Camden Property Trust	44,930		3,064,675
DDR	261,990		4,102,763
DiamondRock Hospitality	158,730		1,428,570
Digital Realty Trust	89,670		6,087,696

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Duke Realty	266,150		3,691,500
Equity Residential	211,900		12,008,373
Essex Property Trust	38,300		5,616,695
First Industrial Realty Trust	130,570	[b]	1,838,426
General Growth Properties	210,360		4,175,646
HCP	195,650		8,839,467
Health Care REIT	149,450		9,159,790
Highwoods Properties	54,150		1,811,318
Host Hotels & Resorts	293,440		4,598,205
Kimco Realty	367,190		7,094,111
LaSalle Hotel Properties	170,262		4,322,952
Liberty Property Trust	91,240		3,263,655
Macerich	152,080		8,866,264
Mack-Cali Realty	87,320		2,279,925
National Retail Properties	162,820		5,079,984
Piedmont Office Realty Trust, Cl. A	206,030		3,718,842
Prologis	302,530		11,039,320
Public Storage	68,860		9,981,946
RLJ Lodging Trust	110,187		2,134,322
Simon Property Group	167,000		26,401,030
SL Green Realty	67,100		5,143,215
Spirit Realty Capital	69,510		1,235,888
Tanger Factory Outlet Centers	165,280		5,652,576
UDR	295,930		7,037,215
Ventas	157,450		10,190,164
Vornado Realty Trust	68,940		5,520,715
			205,517,748
Total Common Stocks
(cost $416,528,012)			466,768,750

Other Investment—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,274,000)	3,274,000 [c]	3,274,000

Total Investments (cost $419,802,012)	99.5%	470,042,750
Cash and Receivables (Net)	.5%	2,151,933
Net Assets	100.0%	472,194,683

REIT—Real Estate Investment Trust
a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2012, these securities were valued at $971,040 or .2% of net assets.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified	20.8	Hotel	4.4
Office	12.5	Self Storage	2.3
Regional Malls	9.6	Office & Industrial	2.0
Retail	9.5	Residential	2.0
Multifamily	9.0	Specialty	1.3
Real Estate Services	7.7	Freestanding	1.1
Health Care	6.4	Money Market Investment	.7
Shopping Centers	5.3
Industrial	4.9		99.5

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		416,528,012	466,768,750
Affiliated issuers		3,274,000	3,274,000
Cash			1,545,362
Cash denominated in foreign currencies		2,621,504	2,607,834
Receivable for investment securities sold			1,811,662
Receivable for shares of Common Stock subscribed			1,779,203
Dividends receivable			1,491,003
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			2,354
Prepaid expenses			25,269
			479,305,437
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			444,222
Payable for investment securities purchased			3,597,556
Payable for shares of Common Stock redeemed			3,004,363
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			1,334
Interest payable—Note 2			204
Accrued expenses			63,075
			7,110,754
Net Assets ($)			472,194,683
Composition of Net Assets ($):
Paid-in capital			453,217,699
Accumulated distributions in excess of investment income—net			(15,833,588)
Accumulated net realized gain (loss) on investments			(15,417,775)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			50,228,347
Net Assets ($)			472,194,683

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	9,478,028	1,134,127	461,582,528
Shares Outstanding	1,152,163	139,782	56,758,807
Net Asset Value Per Share ($)	8.23	8.11	8.13

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $466,867 foreign taxes withheld at source):
Unaffiliated issuers	10,550,564
Affiliated issuers	8,607
Interest	2,208
Total Income	10,561,379
Expenses:
Management fee—Note 3(a)	3,383,266
Custodian fees—Note 3(c)	136,258
Professional fees	86,812
Registration fees	66,796
Directors’ fees and expenses—Note 3(d)	59,602
Shareholder servicing costs—Note 3(c)	53,865
Prospectus and shareholders’ reports	21,800
Distribution fees—Note 3(b)	5,896
Loan commitment fees—Note 2	3,211
Interest expense—Note 2	407
Miscellaneous	28,871
Total Expenses	3,846,784
Less—reduction in expenses due to undertaking—Note 3(a)	(5,909)
Less—reduction in fees due to earnings credits—Note 3(c)	(85)
Net Expenses	3,840,790
Investment Income—Net	6,720,589
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	14,001,809
Net realized gain (loss) on forward foreign currency exchange contracts	11,983
Net Realized Gain (Loss)	14,013,792
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	60,066,333
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	1,020
Net Unrealized Appreciation (Depreciation)	60,067,353
Net Realized and Unrealized Gain (Loss) on Investments	74,081,145
Net Increase in Net Assets Resulting from Operations	80,801,734

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	6,720,589	3,700,692
Net realized gain (loss) on investments	14,013,792	9,109,210
Net unrealized appreciation
(depreciation) on investments	60,067,353	(26,677,193)
Net Increase (Decrease) in Net Assets
Resulting from Operations	80,801,734	(13,867,291)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(446,322)	(41,829)
Class C Shares	(49,721)	(5,238)
Class I Shares	(24,162,459)	(6,128,543)
Total Dividends	(24,658,502)	(6,175,610)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	7,284,056	1,038,288
Class C Shares	825,015	370,801
Class I Shares	208,668,448	157,797,881
Dividends reinvested:
Class A Shares	437,212	38,234
Class C Shares	23,805	5,084
Class I Shares	7,320,117	1,720,687
Cost of shares redeemed:
Class A Shares	(787,528)	(580,624)
Class C Shares	(218,376)	(140,411)
Class I Shares	(44,386,786)	(43,892,760)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	179,165,963	116,357,180
Total Increase (Decrease) in Net Assets	235,309,195	96,314,279
Net Assets ($):
Beginning of Period	236,885,488	140,571,209
End of Period	472,194,683	236,885,488
Distributions in excess of
investment income—net	(15,833,588)	(2,633,434)

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Class A
Shares sold	896,907	140,304
Shares issued for dividends reinvested	53,580	5,466
Shares redeemed	(100,371)	(80,702)
Net Increase (Decrease) in Shares Outstanding	850,116	65,068
Class C
Shares sold	105,724	49,908
Shares issued for dividends reinvested	2,957	738
Shares redeemed	(27,305)	(19,215)
Net Increase (Decrease) in Shares Outstanding	81,376	31,431
Class I
Shares sold	26,817,101	21,673,063
Shares issued for dividends reinvested	907,078	248,289
Shares redeemed	(5,681,746)	(6,128,211)
Net Increase (Decrease) in Shares Outstanding	22,042,433	15,793,141

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund's Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Global Real Estate Securities Fund (“Hamilton Global Real Estate Securities Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Global Real Estate Securities Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended December 31,
Class A Shares†	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	6.84	7.41	6.56	5.02	9.04
Investment Operations:
Investment income—net[a]	.09	.10	.05	.08	.16
Net realized and unrealized
gain (loss) on investments	1.72	(.52)	1.07	1.74	(4.08)
Total from Investment Operations	1.81	(.42)	1.12	1.82	(3.92)
Distributions:
Dividends from investment income—net	(.42)	(.15)	(.27)	(.28)	(.10)
Net asset value, end of period	8.23	6.84	7.41	6.56	5.02
Total Return (%)[b]	26.50	(5.74)	17.15	36.38	(43.60)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55	1.57	1.67	4.36	1.62
Ratio of net expenses
to average net assets	1.43	1.55	1.60	1.60	1.41
Ratio of net investment income
to average net assets	1.13	1.36	.74	1.44	1.83
Portfolio Turnover Rate	46.17	80.41	86.02	97.43	79
Net Assets, end of period ($ x 1,000)	9,478	2,066	1,756	162	12

† Represents information for Class A shares of the fund’s predecessor, Hamilton Global Real Estate Securities Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.

See notes to financial statements.

		Year Ended December 31,
Class C Shares	2012	2011	2010		2009	2008	[a]
Per Share Data ($):
Net asset value, beginning of period	6.76	7.32	6.50		5.02	7.78
Investment Operations:
Investment income—net[b]	.06	.05	.00	[c]	.04	.01
Net realized and unrealized
gain (loss) on investments	1.66	(.51)	1.07		1.75	(2.74)
Total from Investment Operations	1.72	(.46)	1.07		1.79	(2.73)
Distributions:
Dividends from investment income—net	(.37)	(.10)	(.25)		(.31)	(.03)
Net asset value, end of period	8.11	6.76	7.32		6.50	5.02
Total Return (%)[d]	25.61	(6.36)	16.48		35.35	(34.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.29	2.50	2.45		2.91	2.46	[f]
Ratio of net expenses
to average net assets	2.19	2.29	2.35		2.35	2.35	[f]
Ratio of net investment income
to average net assets	.72	.63	.02		.71	.67	[f]
Portfolio Turnover Rate	46.17	80.41	86.02		97.43	79
Net Assets, end of period ($ x 1,000)	1,134	395	198		38	6

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class I Shares†	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	6.75	7.33	6.49	5.02	9.04
Investment Operations:
Investment income—net[a]	.15	.13	.10	.14	.16
Net realized and unrealized
gain (loss) on investments	1.66	(.52)	1.05	1.70	(4.06)
Total from Investment Operations	1.81	(.39)	1.15	1.84	(3.90)
Distributions:
Dividends from investment income—net	(.43)	(.19)	(.31)	(.37)	(.12)
Net asset value, end of period	8.13	6.75	7.33	6.49	5.02
Total Return (%)	26.92	(5.41)	17.91	36.94	(43.38)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.07	1.11	1.17	1.33	1.24
Ratio of net expenses
to average net assets	1.07	1.11	1.17	1.18	1.19
Ratio of net investment income
to average net assets	1.90	1.81	1.51	2.55	2.24
Portfolio Turnover Rate	46.17	80.41	86.02	97.43	79
Net Assets, end of period ($ x 1,000)	461,583	234,424	138,618	84,854	48,255

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Global Real Estate Securities
Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Urdang Securities Management, Inc. (“Urdang”) serves as the fund’s sub-investment advisor. Urdang is a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31,
2012 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	205,517,748	—		—	205,517,748
Equity Securities—
Foreign
Common Stocks†	—	261,251,002	††	—	261,251,002
Mutual Funds	3,274,000	—		—	3,274,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	2,354		—	2,354
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(1,334)		—	(1,334)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2011, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value			Value		Net
Company	12/31/2011	($) Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	— 159,363,000		156,089,000	3,274,000.7

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,897,410, accumulated capital losses $11,270,147 and unrealized appreciation $28,154,501.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $24,658,502 and $6,175,610, respectively.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $4,737,759 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2012 was approximately $61,500 with a related weighted average annualized interest rate of .66%.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus had contractually agreed from January 1, 2012 until September 30, 2012, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. Dreyfus has also contractually agreed from October 1, 2012 until May 1, 2013, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding certain expenses as described above) exceed 1.15% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertakings, amounted to $5,909 during the period ended December 31, 2012.

Pursuant to a sub-investment advisory agreement between Dreyfus and Urdang, Dreyfus pays Urdang a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended December 31, 2012, the Distributor retained $2,093 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2012, Class C shares were charged $5,896, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services pro-

vided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2012, Class A and Class C shares were charged $11,125 and $1,965, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $16,054 for transfer agency services and $560 for cash management services. Cash management fees were partially offset by earnings credits of $65. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $136,258 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2012, the fund was charged $666 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $20.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $378,476, Distribution Plan fees $710, Shareholder Services Plan fees $2,129, custodian fees $56,083, Chief Compliance Officer fees $3,981 and transfer agency fees $8,284, which are offset against an expense reimbursement currently in effect in the amount of $5,441.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2012, amounted to $322,450,610 and $160,525,649, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at December 31, 2012:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Japanese Yen,
Expiring
1/4/2013	[a]	17,000,000	197,560	196,226	(1,334)
Sales:			Proceeds ($)
Euro,
Expiring
1/2/2013	[a]	800,000	1,058,320	1,055,966	2,354
Gross Unrealized
Appreciation					2,354
Gross Unrealized
Depreciation					(1,334)

Counterparty:
a Northern Trust

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives out-
standing during the period ended December 31, 2012:
Average Market Value ($)
Forward contracts	546,326
At December 31, 2012, the cost of investments for federal income tax purposes was $441,875,858; accordingly, accumulated net unre-
alized appreciation on investments was $28,166,892, consisting of
$52,016,662 gross unrealized appreciation and $23,849,770 gross unre-
alized depreciation.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Global Real Estate Securities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Real Estate Securities Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Real Estate Securities Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 27, 2013

The Fund 35

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 10.46% of the ordinary dividends paid during the fiscal year ended December 31, 2012 as qualifying for the corporate dividends received deduction. For the fiscal year ended December 31, 2012, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,060,930 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Peggy C. Davis†	125,042,328		610,092
Ehud Houminer†	125,002,253		650,167
Dr. Martin Peretz†	125,018,821		633,599

† Each new Board Member’s term commenced on September 1, 2012.
In addition Joseph S. DiMartino, David P. Feldman, Lynn Martin, Robin A. Melvin and Philip L.Toia continue as Board Members of the Company.

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2012)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

Lynn Martin (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2011)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (1997)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 39

OFFICERS OF THE FUND (Unaudited)

The Fund 41

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Proxy Results
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Large Cap Equity Fund, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns.While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Large Cap Equity Fund’s Class A shares produced a total return of 16.90%, Class C shares returned 16.05% and Class I shares returned 17.46%.1 In comparison, the total return of the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), was 15.99% for the same period.2

Despite bouts of volatility, stocks generally advanced during 2012 as global and domestic economic conditions improved.The fund produced higher returns than its benchmark, mainly due to strong security selections in the information technology, energy, health care and utilities sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies with earnings power unrecognized by the market, sustainable revenue and cash flow growth, positive operational and/or financial catalysts, attractive relative value versus history and peers, and strong or improving financial condition.

Improving Economic Conditions Fueled Market Gains

Several positive macroeconomic developments drove stocks higher during 2012. In the first quarter of the year, corporate earnings reports strengthened, domestic

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

employment increased, a quantitative easing program in Europe forestalled a more severe regional banking crisis, and inflation-fighting efforts in China appeared to be effective. However, investor sentiment turned cautious during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered political resistance in some countries.

Stocks rebounded over the summer amid more encouraging economic news, including a resumption of declines in the U.S. unemployment rate.The market lost ground again in November when concerns mounted over automatic tax hikes and spending cuts scheduled for the start of 2013. Nevertheless, continued corporate earnings strength and signs of an improving U.S. housing market enabled stocks to resume their rally, and the S&P 500 Index ended the year with double-digit gains.

Security Selections Bolstered Fund Results

The fund participated more than fully in the benchmark’s gains, primarily due to our longstanding emphasis on companies experiencing strong secular growth and those where specific catalysts may unlock their growth potential.The fund’s success in the information technology sector was driven by companies such as NXP Semiconductors, which rebounded from previous weakness as business improved despite slower auto sales globally. Cloud computing and social enterprise solutions provider Salesforce.com, data warehousing specialist Teradata and electronics innovator Apple helped lead an industry-wide shift toward decentralized data management and mobile devices. In addition, the fund avoided weakness among personal computer-related businesses, such as Hewlett-Packard, Dell, Intel, and Microsoft.

In the energy sector, refiner Valero Energy climbed along with expanding refining margins, and Plains Exploration received a takeover offer from materials producer Freeport-McMoRan Copper & Gold. Results in the health care sector were buoyed by Gilead Sciences, which conducted successful trials of a new Hepatitis C drug.Watson Pharmaceuticals acquired a former rival; new products from medical devices maker Covidien were well received; and investors began to recognize the strength of Eli Lilly

& Co.’s research-and-development efforts. In the utilities sector, Sempra Energy announced plans to spin off its unregulated assets into a master limited partnership.

4

Disappointments in 2012 included the financials sector, where the fund did not own some of the major banks that led the market segment’s rally, and PNC Financial Services Group struggled with net interest margin pressures. Among materials holdings, Celanese, Air Products & Chemicals and Freeport-McMoRan Copper & Gold were hurt by waning demand in the emerging markets.

Stocks May Be Poised for Additional Gains

Aggressively accommodative monetary policies among the world’s central banks and continued signs of global economic improvement underlie a generally optimistic outlook for multinational companies in 2013. While the U.S. economy also is improving, fiscal uncertainty and higher taxes could dampen consumer spending.

In light of these factors, we have adopted a generally constructive investment posture, including underweighted exposure to the traditionally defensive telecommunications services and utilities sectors, as well as to large pharmaceutical companies in the health care sector. Instead, we have focused on businesses that we believe are supported by secular growth trends, including those in the information technology sector. In addition, as the economy rebounds, we may intensify our emphasis on companies that tend to be more sensitive to economic cycles.

January 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an agreement through May 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for this share class.

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus Large Cap Equity Fund on 12/31/02 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/12

Inception
	Date	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	8/10/92	10.15%		–4.33%	3.84%
without sales charge	8/10/92	16.90%		–3.19%	4.46%
Class C shares
with applicable redemption charge †	9/13/08	15.05%		–3.04%††	4.54%††
without redemption	9/13/08	16.05%		–3.04%††	4.54%††
Class I shares	8/10/92	17.46%		–2.09%	5.18%
Standard & Poor’s 500
Composite Stock Price Index		15.99%		1.66%	7.10%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for this share class.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.08	$10.28	$4.21
Ending value (after expenses)	$1,068.60	$1,065.40	$1,069.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.
You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison.
Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.94	$10.03	$4.12
Ending value (after expenses)	$1,019.25	$1,015.18	$1,021.06

† Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 1.98% for Class C and .81%
for Class I, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—98.1%	Shares	Value ($)
Automobiles & Components—.9%
Johnson Controls	67,190	2,062,733
Banks—6.6%
BB&T	77,170	2,246,419
PNC Financial Services Group	77,270	4,505,614
U.S. Bancorp	99,350	3,173,239
Wells Fargo & Co.	147,000	5,024,460
		14,949,732
Capital Goods—9.6%
Caterpillar	32,840	2,941,807
Dover	46,200	3,035,802
Eaton	70,000	3,794,000
General Electric	118,930	2,496,341
Honeywell International	49,970	3,171,596
Ingersoll-Rand	67,700	3,246,892
United Technologies	39,570	3,245,136
		21,931,574
Consumer Services—3.2%
Carnival	71,000	2,610,670
Las Vegas Sands	56,260	2,596,962
Yum! Brands	32,210	2,138,744
		7,346,376
Diversified Financials—4.3%
Invesco	150,546	3,927,745
JPMorgan Chase & Co.	48,720	2,142,218
State Street	78,670	3,698,277
		9,768,240
Energy—12.0%
Chevron	34,400	3,720,016
Exxon Mobil	43,180	3,737,229
Halliburton	86,800	3,011,092
Marathon Oil	115,600	3,544,296
Occidental Petroleum	38,500	2,949,485

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Schlumberger	56,550		3,918,349
Southwestern Energy	103,300	[a]	3,451,253
Valero Energy	88,830		3,030,880
			27,362,600
Food & Staples Retailing—1.2%
Costco Wholesale	28,780		2,842,601
Food, Beverage & Tobacco—6.8%
Coca-Cola	86,600		3,139,250
Mead Johnson Nutrition	27,660		1,822,517
Mondelez International, Cl. A	154,540		3,936,134
PepsiCo	51,840		3,547,411
Philip Morris International	34,960		2,924,054
			15,369,366
Health Care Equipment
& Services—2.9%
Covidien	48,950		2,826,373
Express Scripts Holding	69,930	[a]	3,776,220
			6,602,593
Household & Personal Products—2.1%
Procter & Gamble	68,865		4,675,245
Insurance—4.0%
Aon	67,450		3,750,220
MetLife	81,400		2,681,316
Travelers	38,600		2,772,252
			9,203,788
Materials—2.9%
Air Products & Chemicals	24,050		2,020,681
Celanese, Ser. A	56,200		2,502,586
Freeport-McMoRan Copper & Gold	59,600		2,038,320
			6,561,587
Media—4.1%
Comcast, Cl. A	120,590		4,507,654
Walt Disney	95,950		4,777,350
			9,285,004

10

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences—9.2%
Eli Lilly & Co.	66,060		3,258,079
Gilead Sciences	51,500	[a]	3,782,675
Pfizer	210,600		5,281,848
Shire, ADR	26,160		2,411,429
Teva Pharmaceutical Industries, ADR	92,700		3,461,418
Watson Pharmaceuticals	32,750	[a]	2,816,500
			21,011,949
Retailing—3.9%
Amazon.com	14,000	[a]	3,515,960
Family Dollar Stores	29,590		1,876,302
Lowe’s	98,100		3,484,512
			8,876,774
Semiconductors & Semiconductor
Equipment—2.6%
Broadcom, Cl. A	107,580	[a]	3,572,732
NXP Semiconductors	85,870	[a]	2,264,392
			5,837,124
Software & Services—8.3%
Accenture, Cl. A	38,140		2,536,310
International Business Machines	32,240		6,175,572
Salesforce.com	21,580	[a]	3,627,598
Teradata	56,270	[a]	3,482,550
Yahoo!	152,810	[a]	3,040,919
			18,862,949
Technology Hardware & Equipment—8.4%
Apple	22,420		11,950,533
EMC	60,560	[a]	1,532,168
QUALCOMM	89,120		5,527,222
			19,009,923
Telecommunication Services—1.3%
AT&T	43,050		1,451,215
Verizon Communications	35,770		1,547,768
			2,998,983

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Transportation—1.2%
Union Pacific	21,100	2,652,692
Utilities—2.6%
CenterPoint Energy	174,400	3,357,200
Sempra Energy	37,150	2,635,421
		5,992,621
Total Common Stocks
(cost $194,205,735)		223,204,454

Other Investment—1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,572,157)	3,572,157 [b]	3,572,157
Total Investments (cost $197,777,892)	99.7%	226,776,611
Cash and Receivables (Net)	.3%	712,889
Net Assets	100.0%	227,489,500

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	12.0	Health Care Equipment & Services	2.9
Capital Goods	9.6	Materials	2.9
Pharmaceuticals, Biotech &		Semiconductors & Semiconductor
Life Sciences	9.2	Equipment	2.6
Technology Hardware & Equipment	8.4	Utilities	2.6
Software & Services	8.3	Household & Personal Products	2.1
Food, Beverage & Tobacco	6.8	Money Market Investment	1.6
Banks	6.6	Telecommunication Services	1.3
Diversified Financials	4.3	Food & Staples Retailing	1.2
Media	4.1	Transportation	1.2
Insurance	4.0	Automobiles & Components	.9
Retailing	3.9
Consumer Services	3.2		99.7

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers		194,205,735	223,204,454
Affiliated issuers		3,572,157	3,572,157
Cash			686,145
Receivable for shares of Common Stock subscribed			2,522,290
Dividends receivable			228,799
Prepaid expenses			22,263
			230,236,108
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			149,611
Payable for investment securities purchased			2,541,091
Payable for shares of Common Stock redeemed			28,037
Accrued expenses			27,869
			2,746,608
Net Assets ($)			227,489,500
Composition of Net Assets ($):
Paid-in capital			254,326,303
Accumulated undistributed investment income—net			2,802,944
Accumulated net realized gain (loss) on investments			(58,638,466)
Accumulated net unrealized appreciation
(depreciation) on investments			28,998,719
Net Assets ($)			227,489,500

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	656,506	184,902	226,648,092
Shares Outstanding	57,680	15,985	18,964,021
Net Asset Value Per Share ($)	11.38	11.57	11.95

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $4,787 foreign taxes withheld at source):
Unaffiliated issuers	4,446,659
Affiliated issuers	2,411
Income from securities lending—Note 1(b)	1,842
Total Income	4,450,912
Expenses:
Management fee—Note 3(a)	1,414,767
Professional fees	60,659
Registration fees	40,433
Directors’ fees and expenses—Note 3(d)	31,613
Shareholder servicing costs—Note 3(c)	28,673
Prospectus and shareholders’ reports	24,380
Custodian fees—Note 3(c)	20,724
Loan commitment fees—Note 2	2,212
Distribution fees—Note 3(b)	836
Miscellaneous	20,055
Total Expenses	1,644,352
Less—reduction in expenses due to undertaking—Note 3(a)	(511)
Less—reduction in fees due to earnings credits—Note 3(c)	(74)
Net Expenses	1,643,767
Investment Income—Net	2,807,145
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,354,154
Net realized gain (loss) on options transactions	(10,300)
Net Realized Gain (Loss)	6,343,854
Net unrealized appreciation (depreciation) on investments	20,833,978
Net Realized and Unrealized Gain (Loss) on Investments	27,177,832
Net Increase in Net Assets Resulting from Operations	29,984,977

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	2,807,145	1,707,142
Net realized gain (loss) on investments	6,343,854	5,456,644
Net unrealized appreciation
(depreciation) on investments	20,833,978	(16,000,796)
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,984,977	(8,837,010)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,602)	(3,419)
Class C Shares	—	(146)
Class I Shares	(1,706,543)	(1,815,186)
Total Dividends	(1,710,145)	(1,818,751)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	382,444	420,892
Class C Shares	121,882	54,733
Class I Shares	66,162,556	30,946,354
Dividends reinvested:
Class A Shares	3,270	3,385
Class C Shares	—	89
Class I Shares	315,000	305,083
Cost of shares redeemed:
Class A Shares	(311,681)	(245,872)
Class C Shares	(44,848)	(8,491)
Class I Shares	(36,698,907)	(46,934,151)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	29,929,716	(15,457,978)
Total Increase (Decrease) in Net Assets	58,204,548	(26,113,739)
Net Assets ($):
Beginning of Period	169,284,952	195,398,691
End of Period	227,489,500	169,284,952
Undistributed investment income—net	2,802,944	1,705,944

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Class A
Shares sold	34,519	39,669
Shares issued for dividends reinvested	289	311
Shares redeemed	(28,490)	(24,409)
Net Increase (Decrease) in Shares Outstanding	6,318	15,571
Class C
Shares sold	10,727	5,242
Shares issued for dividends reinvested	—	8
Shares redeemed	(4,221)	(908)
Net Increase (Decrease) in Shares Outstanding	6,506	4,342
Class I
Shares sold	5,716,498	2,892,236
Shares issued for dividends reinvested	26,582	26,809
Shares redeemed	(3,215,643)	(4,289,776)
Net Increase (Decrease) in Shares Outstanding	2,527,437	(1,370,731)

See notes to financial statements.

16

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund (“Hamilton Large Cap Equity Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Equity Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

		Year Ended December 31,
Class A Shares†	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	9.79	10.45	9.14	7.16	14.61
Investment Operations:
Investment income—net[a]	.11	.06	.03	.05	.12
Net realized and unrealized
gain (loss) on investments	1.54	(.66)	1.35	1.93	(6.80)
Total from Investment Operations	1.65	(.60)	1.38	1.98	(6.68)
Distributions:
Dividends from investment income—net	(.06)	(.06)	(.08)	—	(.09)
Dividends from net realized
gain on investments	—	—	—	—	(.56)
Return of capital	—	—	—	—	(.12)
Total Distributions	(.06)	(.06)	(.08)	—	(.77)
Settlement payment from
unaffiliated third party	—	—	.01	—	—
Net asset value, end of period	11.38	9.79	10.45	9.14	7.16
Total Return (%)[b]	16.90	(5.78)	15.23 [c]	27.62	(47.50)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30	1.34	2.04	3.75	1.11
Ratio of net expenses
to average net assets	1.25	1.17	1.50	1.50	1.03
Ratio of net investment income
to average net assets	.96	.56	.30	.61	.99
Portfolio Turnover Rate	34.07	47.87	43.92	59.68	77
Net Assets, end of period ($ x 1,000)	657	503	374	262	170

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through September 12, 2008. a Based on average shares outstanding at each month end. b Exclusive of sales charge. c If settlement payment from unaffiliated third party was not made, total return would have been 15.12%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class C Shares	2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value, beginning of period	9.97	10.68	9.40	7.38	11.05
Investment Operations:
Investment income (loss)—net[b]	.03	(.03)	(.02)	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	1.57	(.66)	1.39	2.02	(3.69)
Total from Investment Operations	1.60	(.69)	1.37	2.02	(3.67)
Distributions:
Dividends from investment income—net	—	(.02)	(.09)	—	—
Settlement payment from
unaffiliated third party	—	—	.00 [c]	—	—
Net asset value, end of period	11.57	9.97	10.68	9.40	7.38
Total Return (%)[d]	16.05	(6.47)	14.69 [e]	27.37	(33.21)[f]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.21	2.04	2.02	2.26	1.88	[g]
Ratio of net expenses
to average net assets	2.02	2.00	1.98	2.02	1.86	[g]
Ratio of net investment income
(loss) to average net assets	.31	(.24)	(.18)	(.02)	.85	[g]
Portfolio Turnover Rate	34.07	47.87	43.92	59.68	77
Net Assets, end of period ($ x 1,000)	185	94	55	37	7

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e The impact of the settlement payment from unaffiliated third party on total return amounted to less than .01%.
f Not annualized.
g Annualized.

See notes to financial statements.

18

		Year Ended December 31,
Class I Shares†	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.26	10.95	9.55	7.40	14.66
Investment Operations:
Investment income—net[a]	.16	.10	.10	.11	.16
Net realized and unrealized
gain (loss) on investments	1.63	(.69)	1.41	2.04	(6.63)
Total from Investment Operations	1.79	(.59)	1.51	2.15	(6.47)
Distributions:
Dividends from investment income—net	(.10)	(.10)	(.12)	—	(.11)
Dividends from net realized
gain on investments	—	—	—	—	(.56)
Return of capital	—	—	—	—	(.12)
Total Distributions	(.10)	(.10)	(.12)	—	(.79)
Settlement payment from
unaffiliated third party	—	—	.01	—	—
Net asset value, end of period	11.95	10.26	10.95	9.55	7.40
Total Return (%)	17.46	(5.46)	16.09 [b]	29.05	(45.91)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81	.81	.80	.86	.80
Ratio of net expenses
to average net assets	.81	.81	.77	.78	.79
Ratio of net investment income
to average net assets	1.39	.92	1.02	1.37	1.41
Portfolio Turnover Rate	34.07	47.87	43.92	59.68	77
Net Assets, end of period ($ x 1,000)	226,648	168,688	194,970	184,456	204,051

  Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through September 12, 2008.

  Based on average shares outstanding at each month end.

  If settlement payment from unaffiliated third party was not made, total return would have been 15.99%.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

20

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are pur-

22

chased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	215,067,215	—	—	215,067,215
Equity Securities—
Foreign
Common Stocks†	8,137,239	—	—	8,137,239
Mutual Funds	3,572,157	—	—	3,572,157

† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2012, The Bank of New York Mellon earned $789 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	324,432		44,698,080	41,450,355	3,572,157		1.6
Dreyfus
Institutional
Cash
Advantage
Fund	—		9,435,271	9,435,271	—		—
Total	324,432		54,133,351	50,885,626	3,572,157		1.6

24

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,802,944, accumulated capital losses $58,575,343 and unrealized appreciation $28,935,596.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $1,710,145 and $1,818,751, respectively.

(f) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

26

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager had contractually agreed from January 1, 2012 through September 30, 2012, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The Manager has contractually agreed from October 1, 2012 through May 1, 2013, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding certain expenses as described above) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $511 during the period ended December 31, 2012.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2012, the Distributor retained $482 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2012, Class C shares were charged $836 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2012, Class A and Class C shares were charged $1,504 and $279, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $13,141 for transfer agency services and $363 for cash management services. Cash management fees were partially offset by earnings credits of $42. These fees are included in Shareholder servicing costs in the Statement of Operations.

28

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $20,724 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $824 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $32.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $131,842, Distribution Plan fees $118, Shareholder Services Plan fees $178, custodian fees $10,000, Chief Compliance Officer fees $3,981 and transfer agency fees $3,539, which are offset against an expense reimbursement currently in effect in the amount of $47.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended December 31, 2012, amounted to $95,768,150 and $68,034,763, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2012 is discussed below.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related pre-

30

miums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended December 31, 2012:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	(Loss) ($)
Contracts outstanding
December 31, 2011	—	—
Contracts written	100	18,600
Contracts terminated:
Contracts closed	100	18,600	28,900	(10,300)
Contracts Outstanding
December 31, 2012	—	—

At December 31, 2012, the cost of investments for federal income tax purposes was $197,841,015; accordingly, accumulated net unrealized appreciation on investments was $28,935,596, consisting of $34,286,344 gross unrealized appreciation and $5,350,748 gross unrealized depreciation.

The Fund 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Large Cap Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Large Cap Equity Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Large Cap Equity Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 27, 2013

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2012 as qualifying for the corporate dividends received deduction. For the fiscal year ended December 31, 2012, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,710,145 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

The Fund 33

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Peggy C. Davis†	125,042,328		610,092
Ehud Houminer†	125,002,253		650,167
Dr. Martin Peretz†	125,018,821		633,599

† Each new Board Member’s term commenced on September 1, 2012.
In addition, Joseph S. DiMartino, David P. Feldman, Lynn Martin, Robin A. Melvin and Philip L.Toia continue as Board Members of the Company.

34

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2012)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Lynn Martin (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2011)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (1997)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

38

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Important Tax Information
31	Proxy Results
32	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Large Cap Growth Fund, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns.While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Large Cap Growth Fund’s Class A shares produced a total return of 14.46%, Class C shares returned 13.80% and Class I shares returned 14.93%.1 In comparison, the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, achieved a total return of 15.26%.2

Despite periodic bouts of heightened volatility, stocks generally advanced during 2012 as global and domestic economic conditions improved. The fund produced lower returns than its benchmark, mainly due to shortfalls in the materials, telecommunications services, and financials sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund’s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation.With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund’s holdings. Fundamental financial analysis is used to identify companies with characteristics such as: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

Improving Economic Conditions Fueled Market Gains

Several positive macroeconomic developments drove stocks higher during 2012. In the first quarter of the year, corporate earnings reports strengthened, domestic employment increased, a quantitative easing program in Europe forestalled a more severe regional banking crisis, and inflation-fighting efforts in China appeared to be

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

effective. However, investor sentiment turned cautious during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered political resistance in some countries.

Stocks rebounded over the summer amid more encouraging economic news, including a resumption of declines in the U.S. unemployment rate.The market lost ground again in November when concerns mounted over automatic tax hikes and spending cuts scheduled for the start of 2013. Nevertheless, continued corporate earnings strength and signs of an improving U.S. housing market enabled stocks to resume their rally, and the Index ended the year with double-digit gains.

Security Selections Bolstered Fund Results

Although the fund participated to a significant degree in the benchmark’s gains, its relative performance was hindered by investments in the materials sector, where chemicals producer Celanese and iron ore processor Cliffs Natural Resources struggled with waning demand in the emerging markets.The fund did not own some of the stronger performers in the telecommunications services sector, as we focused on larger, more established companies over the smaller, lower quality businesses that led the market segment’s advance.The financials sector comprises a relatively small part of the Index, but the fund’s financial holdings lagged sector averages due to underweighted exposure to real estate investment trusts and weakness affecting data center REIT Digital Realty Trust.

The fund achieved better results in other areas. In the health care sector, biotechnology firms gained value as Amylin Pharmaceuticals received a takeover offer, ARIAD Pharmaceuticals reported positive research-and-development results, and Gilead Sciences conducted successful trials of a new Hepatitis C drug.The fund’s success in the information technology sector was driven by companies such as NXP Semiconductors, which rebounded from previous weakness as business improved despite slower auto sales globally. Cloud computing and social enterprise solutions provider Salesforce.com, data analytics specialist Teradata and electronics innovator Apple helped lead an industry-wide shift toward decentralized data management and mobile devices. In addition, the fund avoided weakness among personal computer-related businesses, such as Hewlett-Packard, Dell, Intel, and Microsoft. In the energy

4

sector, refiners Valero Energy and Phillips 66 climbed along with expanding refining margins, and Plains Exploration received a takeover offer from Freeport-McMoRan Copper & Gold. Moreover, the fund maintained underweighted exposure to energy giant ExxonMobil, which trailed smaller, faster growing energy companies. Finally, in the consumer discretionary sector, home improvement retailer Lowe’s gained value in a recovering housing market, entertainment conglomerate Walt Disney reported better-than-expected earnings, and broadcaster Comcast made progress in turning around its network television and film production units.

Stocks May Be Poised for Additional Gains

Aggressively accommodative monetary policies among the world’s central banks and continued signs of global economic improvement underlie a generally optimistic outlook for multinational companies in 2013.While the U.S. economy also is improving, continued fiscal uncertainty and higher taxes could dampen consumer spending.

In light of these factors, we have adopted a more constructive investment posture, reducing the fund’s exposure to traditionally defensive businesses in favor of companies that tend to be more sensitive to economic cycles.

January 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those
Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for this share class.

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus Large Cap Growth Fund on 12/31/02 to a $10,000 investment made in the Russell 1000 Growth Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/12

Inception
	Date	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	12/31/86	7.83%		–1.39%	3.95%
without sales charge	12/31/86	14.46%		–0.23%	4.57%
Class C shares
with applicable redemption charge †	9/13/08	12.80%		–0.61%††	4.37%††
without redemption	9/13/08	13.80%		–0.61%††	4.37%††
Class I shares	4/1/97	14.93%		0.17%	4.91%
Russell 1000 Growth Index		15.26%		3.12%	7.52%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), adjusted to reflect the applicable sales load for this share class.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.66	$11.51	$5.36
Ending value (after expenses)	$1,046.40	$1,044.10	$1,049.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.
You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison.
Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.56	$11.34	$5.28
Ending value (after expenses)	$1,017.65	$1,013.88	$1,019.91

† Expenses are equal to the fund’s annualized expense ratio of 1.49% for Class A, 2.24% for Class C and 1.04%
for Class I, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—98.6%	Shares		Value ($)
Automobiles & Components—1.0%
Johnson Controls	8,660		265,862
Banks—.8%
Wells Fargo & Co.	6,100		208,498
Capital Goods—10.2%
Boeing	4,800		361,728
Caterpillar	5,160		462,233
Dover	7,000		459,970
Honeywell International	9,370		594,714
Ingersoll-Rand	10,690		512,692
United Technologies	4,690		384,627
			2,775,964
Consumer Durables & Apparel—1.3%
Lululemon Athletica	4,790	[a,b]	365,142
Consumer Services—3.9%
Carnival	10,240		376,525
Las Vegas Sands	6,720		310,195
Yum! Brands	5,750		381,800
			1,068,520
Diversified Financials—1.2%
Invesco	12,328		321,638
Energy—5.6%
Halliburton	12,900		447,501
Occidental Petroleum	4,700		360,067
Phillips 66	6,000		318,600
Schlumberger	5,810		402,575
			1,528,743
Food & Staples Retailing—1.4%
Costco Wholesale	3,970		392,117
Food, Beverage & Tobacco—7.7%
Beam	6,420		392,198
Coca-Cola	16,620		602,475
Lorillard	2,270		264,841
Mead Johnson Nutrition	4,570		301,117
Philip Morris International	6,370		532,787
			2,093,418

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services—2.8%
Express Scripts Holding	9,200	[b]	496,800
Medtronic	6,300		258,426
			755,226
Household & Personal Products—2.4%
Colgate-Palmolive	3,150		329,301
Procter & Gamble	4,670		317,046
			646,347
Insurance—.8%
Arch Capital Group	5,300	[b]	233,306
Materials—3.7%
Celanese, Ser. A	7,300		325,069
E.I. du Pont de Nemours & Co.	8,940		402,032
Praxair	2,560		280,192
			1,007,293
Media—4.9%
Comcast, Cl. A	12,310		460,148
Viacom, Cl. B	6,910		364,433
Walt Disney	10,480		521,799
			1,346,380
Pharmaceuticals, Biotech & Life Sciences—10.1%
ARIAD Pharmaceuticals	9,890	[b]	189,690
Celgene	3,700	[b]	291,264
Eli Lilly & Co.	7,110		350,665
Gilead Sciences	8,030	[b]	589,803
Illumina	6,190	[a,b]	344,102
Shire, ADR	3,350		308,803
Teva Pharmaceutical Industries, ADR	7,400		276,316
Watson Pharmaceuticals	4,600	[b]	395,600
			2,746,243
Real Estate—1.0%
Digital Realty Trust	4,000	[a,c]	271,560
Retailing—5.7%
Amazon.com	2,120	[b]	532,417
Lowe’s	14,350		509,712
Tiffany & Co.	4,080		233,947
Urban Outfitters	7,050	[b]	277,488
			1,553,564

10

Common Stocks (continued)	Shares			Value ($)
Semiconductors & Semiconductor
Equipment—4.5%
Broadcom, Cl. A	9,870			327,783
Mellanox Technologies	4,000	[a,b]		237,520
Micron Technology	43,160	[b]		274,066
NXP Semiconductors	14,320	[b]		377,618
				1,216,987
Software & Services—14.9%
Accenture, Cl. A	4,430			294,595
Google, Cl. A	650	[b]		461,090
International Business Machines	5,150			986,482
LinkedIn, Cl. A	3,560	[b]		408,759
Microsoft	12,780			341,609
Red Hat	4,860	[b]		257,386
Salesforce.com	3,260	[b]		548,006
Teradata	7,430	[b]		459,843
Yahoo!	15,600	[b]		310,440
				4,068,210
Technology Hardware &
Equipment—12.4%
Apple	3,880			2,068,156
Fusion-io	19,550	[a,b]		448,282
QUALCOMM	10,690			662,994
Trimble Navigation	3,310	[b]		197,872
				3,377,304
Telecommunication Services—.7%
AT&T	6,020			202,934
Transportation—1.6%
Union Pacific	3,580			450,078
Total Common Stocks
(cost $23,832,294)				26,895,334

Other Investment—.2%
Registered
Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $47,946)	47,946		[d]	47,946

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—5.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,577,820)	1,577,820 [d]	1,577,820

Total Investments (cost $25,458,060)	104.6%	28,521,100

Liabilities, Less Cash and Receivables	(4.6%)	(1,246,842)

Net Assets	100.0%	27,274,258

ADR—American Depository Receipts
a Security, or portion thereof, on loan.At December 31, 2012, the value of the fund’s securities on loan was
$1,572,221 and the value of the collateral held by the fund was $1,577,820.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	14.9	Materials	3.7
Technology Hardware & Equipment	12.4	Health Care Equipment & Services	2.8
Capital Goods	10.2	Household & Personal Products	2.4
Pharmaceuticals,		Transportation	1.6
Biotech & Life Sciences	10.1	Food & Staples Retailing	1.4
Food, Beverage & Tobacco	7.7	Consumer Durables & Apparel	1.3
Money Market Investments	6.0	Diversified Financials	1.2
Retailing	5.7	Automobiles & Components	1.0
Energy	5.6	Real Estate	1.0
Media	4.9	Banks	.8
Semiconductors &		Insurance	.8
Semiconductor Equipment	4.5	Telecommunication Services	.7
Consumer Services	3.9		104.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,572,221)—Note 1(b):
Unaffiliated issuers		23,832,294	26,895,334
Affiliated issuers		1,625,766	1,625,766
Cash			464
Receivable for investment securities sold			1,345,304
Dividends and securities lending income receivable			19,349
Receivable for shares of Common Stock subscribed			10
Prepaid expenses			10,805
			29,897,032
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			28,881
Liability for securities on loan—Note 1(b)			1,577,820
Loan payable—Note 2			1,000,000
Interest payable—Note 2			63
Accrued expenses			16,010
			2,622,774
Net Assets ($)			27,274,258
Composition of Net Assets ($):
Paid-in capital			23,542,078
Accumulated undistributed investment income—net			216,085
Accumulated net realized gain (loss) on investments			453,055
Accumulated net unrealized appreciation
(depreciation) on investments			3,063,040
Net Assets ($)			27,274,258

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,148,948	158,566	25,966,744
Shares Outstanding	154,417	21,612	3,411,708
Net Asset Value Per Share ($)	7.44	7.34	7.61

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $428 foreign taxes withheld at source):
Unaffiliated issuers	582,487
Affiliated issuers	158
Income from securities lending—Note 1(b)	6,816
Total Income	589,461
Expenses:
Management fee—Note 3(a)	244,506
Professional fees	46,056
Registration fees	38,395
Shareholder servicing costs—Note 3(c)	16,098
Prospectus and shareholders’ reports	14,290
Custodian fees—Note 3(c)	13,553
Directors’ fees and expenses—Note 3(d)	4,565
Interest expense—Note 2	1,286
Distribution fees—Note 3(b)	1,200
Loan commitment fees—Note 2	344
Miscellaneous	16,521
Total Expenses	396,814
Less—reduction in expenses due to undertakings—Note 3(a)	(23,750)
Less—reduction in fees due to earnings credits—Note 3(c)	(39)
Net Expenses	373,025
Investment Income—Net	216,436
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,728,883
Net unrealized appreciation (depreciation) on investments	(10,706)
Net Realized and Unrealized Gain (Loss) on Investments	4,718,177
Net Increase in Net Assets Resulting from Operations	4,934,613

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	216,436	112,972
Net realized gain (loss) on investments	4,728,883	5,192,966
Net unrealized appreciation
(depreciation) on investments	(10,706)	(6,862,066)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,934,613	(1,556,128)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(1,801)
Class I Shares	(112,759)	(304,502)
Total Dividends	(112,759)	(306,303)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	724,801	674,061
Class C Shares	62,496	195,628
Class I Shares	1,494,451	1,801,381
Dividends reinvested:
Class A Shares	—	1,793
Class I Shares	36,716	93,460
Cost of shares redeemed:
Class A Shares	(352,437)	(446,636)
Class C Shares	(132,301)	(33,699)
Class I Shares	(18,616,056)	(17,798,963)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(16,782,330)	(15,512,975)
Total Increase (Decrease) in Net Assets	(11,960,476)	(17,375,406)
Net Assets ($):
Beginning of Period	39,234,734	56,610,140
End of Period	27,274,258	39,234,734
Undistributed investment income—net	216,085	112,408

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Class A
Shares sold	100,597	99,733
Shares issued for dividends reinvested	—	249
Shares redeemed	(49,176)	(66,474)
Net Increase (Decrease) in Shares Outstanding	51,421	33,508
Class C
Shares sold	8,689	29,901
Shares redeemed	(19,532)	(5,112)
Net Increase (Decrease) in Shares Outstanding	(10,843)	24,789
Class I
Shares sold	204,967	252,699
Shares issued for dividends reinvested	4,800	12,785
Shares redeemed	(2,577,717)	(2,530,525)
Net Increase (Decrease) in Shares Outstanding	(2,367,950)	(2,265,041)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Growth Fund (“Hamilton Large Cap Growth Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Growth Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

			Year Ended December 31,
Class A Shares†		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period		6.50	6.84	5.94	4.40	8.10
Investment Operations:
Investment income (loss)—net[a]		.02	(.02)	(.01)	.01	.02
Net realized and unrealized
gain (loss) on investments		.92	(.30)	.92	1.53	(3.28)
Total from Investment Operations		.94	(.32)	.91	1.54	(3.26)
Distributions:
Dividends from investment income—net		—	(.02)	(.02)	—	(.01)
Dividends from net realized
gain on investments		—	—	—	—	(.35)
Return of capital		—	—	—	—	(.08)
Total Distributions		—	(.02)	(.02)	—	(.44)
Settlement payment from
unaffiliated third party		—	—	.01	—	—
Net asset value, end of period		7.44	6.50	6.84	5.94	4.40
Total Return (%)[b]		14.46	(4.73)	15.60 [c]	35.00	(41.90)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.57	1.47	1.66	2.37	1.10
Ratio of net expenses
to average net assets		1.49	1.47	1.51	1.47	1.10
Ratio of net investment income
(loss) to average net assets		.28	(.24)	(.13)	.12	.20
Portfolio Turnover Rate		61.52	58.58	63.42	82.53	78
Net Assets, end of period ($ x 1,000)		1,149	670	475	279	7

†			Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Growth Fund, through
	September 12, 2008.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c			If settlement payment from unaffiliated third party was not made, total return would have been 15.43%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class C Shares	2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value, beginning of period	6.45	6.83	5.95	4.43	6.42
Investment Operations:
Investment income (loss)—net[b]	(.04)	(.07)	(.05)	(.03)	.00	[c]
Net realized and unrealized
gain (loss) on investments	.93	(.31)	.93	1.55	(1.99)
Total from Investment Operations	.89	(.38)	.88	1.52	(1.99)
Distributions:
Dividends from investment income—net	—	—	(.01)	—	—
Settlement payment from
unaffiliated third party	—	—	.01	—	—
Net asset value, end of period	7.34	6.45	6.83	5.95	4.43
Total Return (%)[d]	13.80	(5.56)	15.10 [e]	34.09	(31.00)[f]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.57	2.42	2.16	2.06	2.01	[g]
Ratio of net expenses
to average net assets	2.26	2.25	2.16	2.06	1.91	[g]
Ratio of net investment income
(loss) to average net assets	(.51)	(1.02)	(.81)	(.48)	.04	[g]
Portfolio Turnover Rate	61.52	58.58	63.42	82.53	78
Net Assets, end of period ($ x 1,000)	159	209	52	83	12

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	If settlement payment from unaffiliated third party was not made, total return would have been 14.76%.
f	Not annualized.
g	Annualized.
See notes to financial statements.

18

		Year Ended December 31,
Class I Shares†	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	6.64	6.97	6.03	4.44	8.20
Investment Operations:
Investment income—net[a]	.05	.02	.03	.04	.04
Net realized and unrealized
gain (loss) on investments	.94	(.31)	.94	1.55	(3.34)
Total from Investment Operations	.99	(.29)	.97	1.59	(3.30)
Distributions:
Dividends from investment income—net	(.02)	(.04)	(.04)	—	(.03)
Dividends from net realized
gain on investments	—	—	—	—	(.35)
Return of capital	—	—	—	—	(.08)
Total Distributions	(.02)	(.04)	(.04)	—	(.46)
Settlement payment from
unaffiliated third party	—	—	.01	—	—
Net asset value, end of period	7.61	6.64	6.97	6.03	4.44
Total Return (%)	14.93	(4.23)	16.34 [b]	35.81	(42.03)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	1.00	.92	.88	.86
Ratio of net expenses
to average net assets	1.05	.97	.88	.87	.84
Ratio of net investment income
to average net assets	.64	.24	.47	.75	.61
Portfolio Turnover Rate	61.52	58.58	63.42	82.53	78
Net Assets, end of period ($ x 1,000)	25,967	38,356	56,083	91,803	75,292

†	Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Growth Fund through
September 12, 2008.
a	Based on average shares outstanding at each month end.
b	If settlement payment from unaffiliated third party was not made, total return would have been 16.18%.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

20

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation

22

of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	25,567,455	—	—	25,567,455
Equity Securities—
Foreign
Common Stocks†	1,327,879	—	—	1,327,879
Mutual Funds	1,625,766	—	—	1,625,766

† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, there were no transfers between Level 1 and

Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities trans-

actions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amor-

tization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New

York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,

the fund may lend securities to qualified institutions. It is the fund’s

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2012, The Bank of New York Mellon earned $2,921 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value					Value	Net
Company	12/31/2011	($)	Purchases ($)	Sales	($) 12/31/2012 ($)		Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	215,371		5,830,278		5,997,703	47,946.2
Dreyfus
Institutional
Cash
Advantage
Fund	975,602		19,535,524		18,933,306	1,577,820	5.8
Total	1,190,973		25,365,802		24,931,009	1,625,766	6.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

24

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $213,019, undistributed capital gains $475,233 and unrealized appreciation $3,040,862.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $112,759 and $306,303, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2012, was approximately $104,400 with a related weighted average annualized interest rate of 1.23%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to waive receipt of a portion of the fund’s management fee in the amount of .15% of the value of the fund’s average daily net assets from July 1, 2012 through March 30, 2013.The Manager also has agreed from January 1, 2012 through May 1, 2013, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $23,750 during the period ended December 31, 2012.

During the period ended December 31, 2012, the Distributor retained $1,729 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2012, Class C shares were charged $1,200 pursuant to the Distribution Plan.

26

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2012, Class A and Class C shares were charged $2,793 and $400, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $7,982 for transfer agency services and $187 for cash management services. Cash management fees were partially offset by earnings credits of $22.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $13,553 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $440 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $17.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,841, Distribution Plan fees $101, Shareholder Services Plan fees $274, custodian fees $6,355, Chief Compliance Officer fees $3,981 and transfer agency fees $2,751, which are offset against an expense reimbursement currently in effect in the amount of $1,422.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2012, amounted to $21,288,654 and $38,152,951, respectively.

At December 31, 2012, the cost of investments for federal income tax purposes was $25,480,238; accordingly, accumulated net unrealized appreciation on investments was $3,040,862, consisting of $4,092,983 gross unrealized appreciation and $1,052,121 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Large Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Large Cap Growth Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Large Cap Growth Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

NewYork, NewYork
February 27, 2013

The Fund 29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2012 as qualifying for the corporate dividends received deduction. For the fiscal year ended December 31, 2012, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $112,759 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

30

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Peggy C. Davis†	125,042,328		610,092
Ehud Houminer†	125,002,253		650,167
Dr. Martin Peretz†	125,018,821		633,599

† Each new Board Member’s term commenced on September 1, 2012.
In addition, Joseph S. DiMartino, David P. Feldman, Lynn Martin, Robin A. Melvin and Philip L.Toia continue as Board Members of the Company.

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2012)
Principal Occupation During Past 5Years:
• Shad Professor of Law, NewYork University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1991)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

32

Lynn Martin (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2011)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (1997)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 33

OFFICERS OF THE FUND (Unaudited)

34

The Fund 35

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $101,544 in 2011 and $103,338 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,000 in 2011 and $18,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $19,368 in 2011 and $11,121 in 2012.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $147 in 2011 and $151 in 2012.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,812,128 in 2011 and $49,204,697 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)